FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE AND RISK MANAGEMENT
Schedule of measurement of financial assets and liabilities

As at December 31,	2020			2019
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Construction funds in escrow	$8,402		$8,402	$16,767		$16,767
Other assets	349	(1)	349	388	(1)	388
Cross currency interest rate swap	28,676		28,676	—		—
Other receivable	—		—	11,650		11,650
Accounts receivable	6,746		6,746	7,812		7,812
Prepaid expenses and other	2,627	(2)	2,627	120	(3)	120
Cash and cash equivalents	831,280		831,280	298,677		298,677
	$878,080		$878,080	$335,414		$335,414
Financial liabilities
Unsecured debentures, net	$1,643,175	(4)	$1,737,185	$648,392		$669,090
Unsecured term loans, net	534,947		534,947	538,602		538,602
Cross currency interest rate swaps	114,264	(5)	114,264	30,365		30,365
Accounts payable and accrued liabilities	61,197		61,197	50,156		50,156
Accounts payable and accrued liabilities	—		—	27	(6)	27
Distributions payable	15,422		15,422	13,081		13,081
	$2,369,005		$2,463,015	$1,280,623		$1,301,321

Schedule of assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall

As at December 31, 2020	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE

Assets measured at fair value
Investment properties (note 4)	$—	$—	$5,855,583
Cross currency interest rate swap (note 8)	—	28,676	—
Foreign exchange collars included in prepaid expenses and other	—	2,627	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 8)	1,737,185	—	—
Unsecured term loans, net (note 8)	—	534,947	—
Cross currency interest rate swaps (note 8)	—	114,264	—
Net (liabilities) assets measured or disclosed at fair value	$(1,737,185)	$(617,908)	$5,855,583

As at December 31, 2019	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE

Assets measured at fair value
Investment properties (note 4)	$—	$—	$4,457,899
Short-term proceeds receivable associated with a property disposal included in accounts receivable (note 7)	—	—	11,650
Foreign exchange forward contracts included in prepaid expenses and other	—	120	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 8)	669,090	—	—
Unsecured term loans, net (note 8)	—	538,602	—
Cross currency interest rate swaps (note 8)	—	30,365	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	27	—
Net (liabilities) assets measured or disclosed at fair value	$(669,090)	$(568,874)	$4,469,549

Schedule of contractual maturities of financial liabilities

	Payments due by year
As at December 31, 2020	Total	2021	2022	2023	2024	2025	Thereafter
Unsecured debentures	$1,650,000	$250,000	$—	$400,000	$—	$—	$1,000,000
Unsecured term loans	$535,949	—	—	—	235,949	—	300,000
Cross currency interest rate swaps	$114,264	16,953	—	36,540	25,370	—	35,401
Interest payments (1) :
Unsecured debentures, net of cross currency interest rate swap savings	$182,546	37,094	29,910	29,910	19,263	19,263	47,106
Unsecured term loans, net of cross currency interest rate swap savings	$31,504	5,709	5,709	5,709	5,709	4,340	4,328
Accounts payable and accrued liabilities	$61,197	57,530	3,218	449	—	—	—
Distributions payable	$15,422	15,422	—	—	—	—	—
	$2,590,882	$382,708	$38,837	$472,608	$286,291	$23,603	$1,386,835